Note 9 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

9 .          Income Taxes

Provision for Income Tax

The Company calculates its interim tax provision in accordance with the provisions of Accounting Standards Codification (“ASC”) 740-270, “Income Taxes; Interim Reporting”. For interim periods, the Company estimates its annual effective income tax rate and applies the estimated rate to the year-to-date income or loss before income taxes. The Company also computes the tax provision or benefit related to items reported separately and recognizes the items net of their related tax effect in the interim periods in which they occur. The Company also recognizes the effect of changes in enacted tax laws or rates in the interim periods in which the changes occur.

The Company’s effective tax rate is 0% for the three and nine months ended September 30, 2015 and 2014. The Company expects that its effective tax rate for the full year 2015 will be 0%.

Deferred Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”), which requires that deferred tax assets and liabilities be recognized using enacted tax rates for the effect of temporary differences between book and tax bases of recorded assets and liabilities. ASC 740 also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2014, the Company had a deferred tax asset of approximately $13,900,000 which was fully offset by a valuation allowance. If realized, the asset will be reflected on the Company’s balance sheet and the reversal of the corresponding valuation allowance will result in a tax benefit being recorded in the statement of operations in the respective period. No additional deferred income tax asset has been recorded during the nine months ended September 30, 2015.

As of December 31, 2014, the Company had net operating loss carryforwards of approximately $14,487,000 and $14,475,000 available to offset future taxable income, if any, for both federal and California state income tax purposes, respectively. The Company’s federal and state net operating loss carryforwards begin to expire in 2027 and 2017, respectively, and valuation allowances have been provided, where necessary.

Utilization of the net operating loss carryforward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the net operating loss before utilization.

Uncertain Tax Positions

The Company accounts for its uncertain tax positions in accordance with ASC 740. As of December 31, 2014, the Company had $97,000 of unrecognized tax benefits, none of which will affect the effective tax rate if recognized due to the valuation allowance.

The Company is not aware of any other uncertain tax positions that could result in significant additional payments, accruals or other material deviation in this estimate during the fiscal year.

The Company files US federal and state returns. All tax years remain open in the jurisdictions, none of which have individual significance.

The Company recognizes interest and/or penalties related to uncertain tax positions as other expense and not tax expense. The Company currently has no interest and penalties related to uncertain tax positions.

12.	Income Taxes

No provision for income taxes has been recorded due to the net operating losses incurred from inception to date, for which no benefit has been recorded.

A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	December 31,
	2014	2013
Income tax provision (benefit) at statutory rate	(34)%	(34)%
State income taxes, net of federal benefit	(6)%	(6)%
Merger transaction costs	6%	-
Change in valuation allowance	37%	39%
Other	(3)%	1%
Effective tax rate	0%	0%

The components of the Company’s net deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$5,770	$4,203
Capitalized start up costs	7,751	7,156
Research and development credits	189	162
Accruals and reserves	169	99
Total deferred tax assets	13,879	11,620
Deferred tax liabilities:
Depreciation and amortization	(13)	(11)
Valuation allowance	(13,866)	(11,609)
Net deferred tax assets	$-	$-

The Company has recorded a full valuation allowance for its deferred tax assets based on it past losses and the uncertainty regarding the ability to project future taxable income. The valuation allowance increased by approximately $2,257,000 and $1,642,000 during the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014, the Company has net operating loss carryforwards for federal and state income tax purposes of approximately $14,487,000 and $14,475,000 respectively, which expire beginning in the year 2017.

The Company also has federal and California research and development tax credits of approximately $165,000 and $159,000 respectively. The federal research credits will begin to expire in 2027 and the California research and development credits have no expiration date.

The above net operating losses and research and development credits are subject to Sections 382 and 383 of the Internal Revenue Code. In the event of a change in ownership as defined by these code sections, the usage of the above mentioned net operating losses and research and development credits may be limited.

As of December 31, 2014, the Company had not accrued any interest or penalties related to uncertain tax positions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 31,
	2014	2013
Balance as of the beginning of the year	$83	$83
Additions based upon tax positions related to the current year	14	-
Balance as of the end of the year	$97	$83

If the ending balance of $97,000 of unrecognized tax benefits as of December 31, 2014 were recognized, none of the recognition would affect the income tax rate. The Company does not anticipate any material change in its unrecognized tax benefits over the next twelve months. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business.

The Company files U.S. federal and state income tax returns with varying statutes of limitations. All tax years since inception remain open to examination due to the carryover of unused net operating losses and tax credits.